Income tax benefit/(expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax benefit/(expense)
Current income tax	¥ (5,157)	¥ (99)	¥ (87)
Deferred income tax	80,081	(26,370)	369,764
Income tax benefit/(expense)	¥ 74,924	¥ (26,469)	¥ 369,677